Taxation	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxation
23.	TAXATION

Enterprise income tax (“EIT”)

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. It also has intermediate holding companies in BVI. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2012, 2013 and 2014. No provision for Hong Kong profits tax has been made in the consolidated financial statements as these entities had no assessable profits in the years ended December 31, 2012, 2013 and 2014, except for DYX which was newly acquired in 2014 and has profits since acquisition.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 17% for the year ended December 31, 2014.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to PRC EIT on the taxable income in accordance with the relevant PRC income tax laws.

Effective January 1, 2008, the statutory corporate income tax rate is 25%, except for certain entities eligible for preferential tax rates.

21Vianet Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, the Company obtained a new certificate, which will expire on December 31, 2016. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2012, 2013 and 2014, 21Vianet Beijing applied a preferential tax rate of 15%.

In April 2011, 21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd (“Xi’an Sub”), a subsidiary located in Shaanxi Province, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis. For the years ended December 31, 2012, 2013 and 2014, Xi’an Sub applied a preferential tax rate of 15%.

In July 2012, Gehua, a subsidiary located in Guangdong Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2012 to 2014, and thereafter for an additional 3 years if it is able to satisfy the HNTE technical and administrative requirements in those 3 years.

In June 2009, BJ Fastweb, a subsidiary located in Beijing, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2009 to 2011, and thereafter for an additional 3 years if it is able to meet the HNTE technical and administrative requirements in those 3 years. The Company’s HNTE certificate expired as of December 31, 2011 and the Company obtained a renewed certificate in May 2012, which expired on December 31, 2014. For the years ended December 31, 2012, 2013 and 2014, BJ Fastweb applied a preferential tax rate of 15%.

In 2013, BJ iJoy qualified as a software enterprise which allows the Company to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the year ended December 31, 2013 and 2014, BJ iJoy enjoyed the 100% tax exemption for its taxable income.

In 2010, GD Tianying, a subsidiary located in Guangdong Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2010 to 2012, and thereafter for an addition 3 years if it is able to meet the HNTE technical and administrative requirements in those 3 years. The company’s HNTE certificate expired as of December 31, 2012 and the Company obtained a renewed certificate in October 2013, which will expire on December 31, 2015. For the year ended December 31, 2014, GD Tianying applied a preferential tax rate of 15%.

In 2000 and 2012, SC Aipu and Yunnan Aipu Network Technology Co., Ltd. (“YN Aipu”), respectively, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The qualification will need to be reviewed on an annual basis. For the year ended December 31, 2014, SC Aipu and YN Aipu applied a preferential tax rate of 15%.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2012, 2013 and 2014.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2014, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2014, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

Profit (loss) before income taxes consists of:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Non-PRC	(74,140)	(165,039)	(485,539)	(78,255)
PRC	167,955	128,360	173,735	28,000

	93,815	(36,679)	(311,804)	(50,255)

Income tax expense comprises of:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current	(45,481)	(29,905)	(45,401)	(7,317)
Deferred	9,322	19,581	28,728	4,630

	(36,159)	(10,324)	(16,673)	(2,687)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2012, 2013 and 2014 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Profit (loss) before income taxes	93,815	(36,679)	(311,804)	(50,255)

Income tax (expense) benefit computed at applicable tax rates (25%)	(23,454)	9,170	77,951	12,563
Non-deductible expenses	(1,969)	(3,385)	(6,095)	(980)
Research and development expenses	4,313	6,850	6,879	1,109
Effect of tax holidays	—	10,487	6,305	1,016
Preferential rate	7,245	2,655	20,049	3,231
Current and deferred tax rate differences	1,804	11,938	(8,553)	(1,379)
International rate differences	(15,716)	(36,080)	(108,066)	(17,417)
Tax exempted income	2,635	(905)	2,118	341
Unrecognized tax benefits	(641)	(6,719)	3,872	624
Deferred tax expense	(3,695)	(7,882)	(3,109)	(501)
Change in valuation allowance	(5,263)	1,172	(7,704)	(1,242)
Prior year provision to return true up	(1,418)	2,375	(320)	(52)

Income tax expense	(36,159)	(10,324)	(16,673)	(2,687)

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Basic	—	0.029	0.016	0.003

Diluted	—	0.029	0.016	0.003

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	147	1,523	245
Accrued salary and welfare	6,784	30,226	4,872
Accrued expenses	4,415	2,302	371
Contingent consideration payables	2,984	—	—
Property and equipment	—	1,424	229
Deferred government grant-current	153	74	12
Valuation allowance	(387)	(547)	(88)

Net current deferred tax assets	14,096	35,002	5,641

Non-current
Tax losses	7,606	18,787	3,027
Property and equipment	9,947	15,428	2,487
Intangible assets	—	936	151
Capital lease	3,720	8,717	1,405
Deferred government grant-non-current	4,202	6,234	1,005
Depreciation and amortization generated from acquisitions	740	8,361	1,348
Valuation allowance	(8,346)	(15,890)	(2,561)

Net non-current deferred tax assets	17,869	42,573	6,862

Total deferred tax assets	31,965	77,575	12,503

Deferred tax liabilities
Current
Accrued interest income	3,115	2,696	435

Non-current
Intangible assets	45,770	235,346	37,933
Property and equipment	28,245	69,896	11,265
Capitalized interest expense	4,578	5,098	820

Net non-current deferred tax liabilities	78,593	310,340	50,018

Total deferred tax liabilities	81,708	313,036	50,453

As of December 31, 2014, the Company has net tax operating losses from its PRC subsidiaries, as per filed tax returns, of RMB70,030 (US$11,287), which will expire between 2015 to 2019.

As of December 31, 2014, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. As of December 31, 2014, the total amount of undistributed earnings from its PRC subsidiaries was RMB931,176 (US$150,078). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2013 and 2014, the Company recorded unrecognized tax benefits of RMB18,559 and RMB20,453 (US$3,296), respectively.

The unrecognized tax benefits and its related interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. RMB6,047 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2013	2014
	RMB	RMB	US$
Balance at beginning of year	10,302	14,232	2,294
Reversal based on tax positions related to prior years	(500)	(5,948)	(959)
Additions based on tax positions related to the current year	4,430	8,398	1,354

Balance at end of year	14,232	16,682	2,689

In the years ended December 31, 2012, 2013 and 2014, the Company recorded (reversed) interest expense of RMB641, RMB2,289 and RMB(556) (US$(90)), respectively. Accumulated interest expense recorded by the Company was RMB4,327 and RMB3,771 (US$607) as of December 31, 2013 and 2014, respectively. As of December 31, 2014, the tax years ended December 31, 2011 through 2014 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.